SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses
General and administrative	$ (90,917)	$ (40,603)	$ (30,509)
Selling and marketing	(27,741)	(16,924)	(9,310)
Total operating expenses	(123,514)	(59,351)	(41,013)
Interest expense	(70)	(102)	(44)
Interest income	3,685	2,979	1,202
Net loss before income from subsidiaries and VIE	4,512	20,116	13,991
Equity in income of subsidiaries and VIE	23
Net income attributable to Pactera Technology International Ltd.	2,590	17,901	12,057
Parent Company
Operating expenses
General and administrative	(23,074)	(7,156)	(5,383)
Selling and marketing	(494)	(533)	(276)
Total operating expenses	(23,568)	(7,689)	(5,659)
Interest expense		(43)	(22)
Interest income	645	607	407
Net loss before income from subsidiaries and VIE	(22,923)	(7,125)	(5,274)
Equity in income of subsidiaries and VIE	25,513	25,026	17,331
Net income attributable to Pactera Technology International Ltd.	$ 2,590	$ 17,901	$ 12,057